Consolidated Statements of Income (Loss) and Comprehensive Income (Loss) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue
Survey revenue (Note 21)	$ 136,566	$ 11,976,149	$ 0
Expenses
Survey costs (Note 22)	1,091,587	2,611,086	1,103,946
General and administrative expenses (Note 17, 23 & 24)	3,341,010	3,541,594	4,385,243
Amortization	1,780,806	1,781,181	1,790,267
Total expenses	6,213,403	7,933,861	7,279,456
Other expenses (income)
Interest (income) expense, net	(11,535)	(20,684)	(62,004)
Foreign exchange loss (gain)	(76,029)	233,231	(19,852)
Intellectual property and other (Note 9)	10,402	56,833	(43,428)
Gain on extinguishment of liability (Note 25)	0	0	(185,661)
Total other expense (income)	(77,162)	269,380	(310,945)
Income (loss) before income taxes	(5,999,675)	3,772,908	(6,968,511)
Income tax expense (Note 18)	0	0	0
Net income (loss) and comprehensive income (loss)	$ (5,999,675)	$ 3,772,908	$ (6,968,511)
Net income (loss) per share (Note 16)
Basic	$ (0.09)	$ 0.06	$ (0.11)
Diluted	$ (0.09)	$ 0.06	$ (0.11)